Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund
ASSET ALLOCATION FUND
Investment Objective
The Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks,

long-term debt securities and short-term money market securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Asset Allocation Fund
Management Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.77%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable

Contract. See the Variable Contract prospectus for information on such charges.

Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Asset Allocation Fund	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. The sub-adviser buys and sells securities for the Fund by changing its investment mix among stocks,

intermediate and long-term bonds and money market securities. As a result, the

Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Fund tries to perform better than a blend of three market sectors measured by:

  •   the Standard & Poor's 500 Index;

  •   the Barclays Capital U.S. Aggregate Bond Index; and

  •   Treasury-Bill 3 Month Index.

An asset allocation model is used to help the sub-adviser decide how to allocate the Fund's assets. The model analyzes many factors that affect the performance of securities that comprise certain indices.

Based on the model, the sub-adviser will normally allocate the Fund's assets approximately according to the following market sectors:

  •   Stocks (common stock, preferred stock and convertible preferred stock)   55%

  •   Intermediate and long-term bonds                                         35%

  •   High quality money market securities                                     10%

The allocation among the three market sectors may differ from the percentages referenced above at the sole discretion of the sub-adviser. The Fund has established separate sub-objectives for investments in each of the three market sectors.

The Fund may invest up to 20% of net assets in lower quality domestic or U.S.

dollar-denominated fixed income securities rated below Baa3 by Moody's Investor

Services, Inc. or BBB- by Standard & Poor's Corporation or, if unrated, are determined by the sub-adviser to be of comparable quality at the time of purchase. The Fund may invest up to 10% of net assets in credit default swaps.

The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Barclays Capital U.S. Aggregate Bond Index.

The Fund may also invest in foreign securities (up to 35% of total assets), loan assignments (up to 15% of net assets) and unseasoned issuers (up to 10% of net assets).

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Liquidity Risk: If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund's share price to fall dramatically.

Lower Rated Fixed Income Securities Risk: High yielding, high risk fixed income securities ("junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of lower rated fixed income securities are less secure financially and their securities are more sensitive to downturns in the economy.

The market for lower rated fixed income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Unseasoned Issuer Risk: Significant exposure to unseasoned companies (those with less than a three-year operating history and newly public companies) may expose the Fund to increased risk because these companies may not have established products or an earnings history and their stocks may lack liquidity and be very volatile.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.

Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

S&P500®Index, a blended index and each of its components. The Blended Index is comprised of the S&P 500® Index (55%), the Barclays Capital U.S. Aggregate Bond

Index (35%) and the T-Bill 3 Month Index (10%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to January 1, 2002, The Variable Annuity Life Insurance Company ("VALIC")

was the manager of the Fund. PineBridge Investments, LLC (and its predecessors)

("PineBridge") assumed sub-advisory duties effective January 1, 2002.

During the periods shown in the bar chart below, the highest return for a quarter was 13.14% (quarter ending September 30, 2009) and the lowest return for a quarter was -10.95% (quarter ending December 31, 2008). For the year-to-date through June 30, 2011, the Fund's return was 3.91%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Asset Allocation Fund	Fund	14.56%	5.56%	4.36%
Asset Allocation Fund S&P 500®Index	S&P 500®Index	15.06%	2.29%	1.41%
Asset Allocation Fund Blended Index	Blended Index	11.00%	3.90%	3.39%
Asset Allocation Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.83%
Asset Allocation Fund T-Bill 3 Month Index	T-Bill 3 Month Index	0.14%	2.13%	2.12%